Supplement to the currently effective prospectus of each of the listed portfolios:

--------------------------------------------------------------------------------

Scudder Variable Series II

o   Scudder Aggressive Growth Portfolio                        o   Scudder Technology Growth Portfolio
o   Scudder Blue Chip Portfolio                                o   Scudder Templeton Foreign Value Portfolio
o   Scudder Conservative Income Strategy Portfolio             o   Scudder Total Return Portfolio
o   Scudder Fixed Income Portfolio                             o   SVS Davis Venture Value Portfolio
o   Scudder Global Blue Chip Portfolio                         o   SVS Dreman Financial Services Portfolio
o   Scudder Government & Agency Securities Portfolio           o   SVS Dreman High Return Equity Portfolio
o   Scudder Growth Portfolio                                   o   SVS Dreman Small Cap Value Portfolio
o   Scudder Growth & Income Strategy Portfolio                 o   SVS Eagle Focused Large Cap Growth Portfolio
o   Scudder Growth Strategy Portfolio                          o   SVS Focus Value+Growth Portfolio
o   Scudder High Income Portfolio                              o   SVS Index 500 Portfolio
o   Scudder Income & Growth Strategy Portfolio                 o   SVS INVESCO Dynamic Growth Portfolio
o   Scudder International Select Equity Portfolio              o   SVS Janus Growth and Income Portfolio
o   Scudder Large Cap Value Portfolio                          o   SVS Janus Growth Opportunities Portfolio
o   Scudder Mercury Large Cap Core Portfolio                   o   SVS MFS Strategic Value Portfolio
o   Scudder Money Market Portfolio                             o   SVS Oak Strategic Equity Portfolio
o   Scudder Small Cap Growth Portfolio                         o   SVS Turner Mid Cap Growth Portfolio
o   Scudder Strategic Income Portfolio

For all listed funds (except Scudder Money Market Portfolio). The following information replaces the applicable market timing disclosure under "Buying and Selling Shares" in each portfolio's prospectus:

Market Timing Policies and Procedures. Short-term and excessive trading of portfolio shares may present risks to the portfolio's long-term shareholders, including potential dilution in the value of portfolio shares, interference with the efficient management of the portfolio's portfolio (including losses on the sale of investments), taxable gains to remaining shareholders and increased brokerage and administrative costs. These risks may be more pronounced for portfolios investing in certain securities such as those that trade in foreign markets, are illiquid or do not otherwise have "readily available market quotations." Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by the portfolio (e.g., "time zone arbitrage").

The portfolio discourages short-term and excessive trading. The portfolio will take steps to detect and deter short-term and excessive trading pursuant to the portfolio's policies as described in this prospectus and approved by the Board.

The portfolio's policies include:

o the portfolio reserves the right to reject or cancel a purchase or exchange order for any reason when, in the opinion of the Advisor, there appears to be a pattern of short-term or excessive trading activity by a shareholder or any other trading activity deemed harmful or disruptive to the portfolio; and

o the portfolio has adopted certain fair valuation practices reasonably designed to protect the portfolio from "time zone arbitrage" with respect to its foreign securities holdings and other trading practices that seek to exploit variations in portfolio valuation that arise from the nature of the securities held by the portfolio. (See "How the portfolio calculates share price" in the portfolio's prospectus.)

When a pattern of short-term or excessive trading activity or other trading activity deemed harmful or disruptive to the portfolio is detected in a particular separate account, the Advisor will take steps to stop this activity by contacting the insurance company that maintains the accounts for the underlying contract holders and seeking to have the insurance company enforce the separate account's policies on short-term or excessive trading, if any. In addition, the Advisor and the portfolios reserve the right to terminate a separate account's ability to invest in the portfolios if apparent short-term or excessive trading activity persists. The detection of these patterns and the banning of further trading are inherently subjective and therefore involve some selectivity in their application. The Advisor seeks to make such determinations in a manner consistent with the interests of the portfolio's long-term shareholders.

There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the Advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying shareholders that occurs through separate accounts maintained by insurance companies or other financial intermediaries. Depending on the amount of portfolio shares held in a particular separate account (which may represent most of the portfolio's shares) short-term and/or excessive trading of portfolio shares could adversely affect long-term shareholders in the portfolio. It is important to note that the Advisor and the portfolio do not have access to underlying shareholders' trading activity and that investors will be subject to the policies and procedures of their insurance company with respect to short-term and excessive trading in the portfolio.

The portfolio's policies and procedures may be modified or terminated at any time.

The following supplements the information under "Buying and Selling Shares" in both Scudder Money Market Portfolio prospectuses:

Since money market funds hold short-term instruments and are intended to provide liquidity to shareholders, the Advisor does not monitor or limit short-term and excessive trading activity in this portfolio and, accordingly, the Board of the portfolio has not approved any policies and procedures designed to limit this activity. However, the portfolio reserves the right to and may reject or cancel a purchase or exchange order into a money market fund for any reason, including if, in the opinion of the Advisor, there appears to be a pattern of short-term and excessive trading by an investor in other Scudder funds.

The following replaces the disclosure regarding fair valuation under "How the portfolio calculates share price" in each portfolio's prospectus:

We typically value securities using information furnished by an independent pricing service or market quotations, where appropriate. However, we may use methods approved by the portfolio's Board, such as a fair valuation model, which are intended to reflect fair value when pricing service information or market quotations are not readily available or when a security's value or a meaningful portion of the value of the portfolio is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred between the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) and the close of the New York Stock Exchange. In such a case, the portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. It is expected that the greater the percentage of portfolio assets that is invested in non-US securities, the more extensive will be the portfolio's use of fair value pricing. This is intended to reduce the portfolio's exposure to "time zone arbitrage" and other harmful trading practices. (See "Market Timing Policies and Procedures.")

The following supplements the "Other Policies and Risks" or "Other Policies" section of each portfolio's prospectus:

The portfolio's complete portfolio holdings as of the end of each calendar month are posted on www.scudder.com ordinarily on the 15th day of the following calendar month, or the first business day thereafter. This posted information generally remains accessible at least until the portfolio files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the www.scudder.com information is current (expected to be at least three months). The portfolio's Statement of Additional Information includes a description of the portfolio's policies and procedures with respect to the disclosure of the portfolio's portfolio holdings.


               Please Retain This Supplement for Future Reference



March 16, 2005